SIGNIFICANT CUSTOMERS	12 Months Ended
Dec. 31, 2024
Disclosure of major customers [abstract]
SIGNIFICANT CUSTOMERS [Text Block]

15. SIGNIFICANT CUSTOMERS

The following table represents sales to individual customers exceeding 10% of the Company's revenues:

	December 31,	December 31,	December 31,
	2024	2023	2022
Customer A	$3,758,568	$5,799,424	$5,312,839
Customer B	$1,659,744	$1,245,467	$2,968,550
Customer C	$1,135,587	$1,514,352	$662,198
Customer D	$1,386,143	$287,594	$-

The customers are major US corporations who have displayed a pattern of consistent timely payment of amounts owing from sales.